[P-I-C LOGO]   P-I-C
            GROWTH FUND
     SMALL COMPANY GROWTH FUND


Semi-Annual Report
April 30, 1997

[P-I-C LOGO]   P-I-C
            GROWTH FUND                 MESSAGE TO SHAREHOLDERS
     SMALL COMPANY GROWTH FUND
================================================================================

THE FOLLOWING ARE INTERVIEWS WITH THE MEMBERS OF THE INVESTMENT TEAM AT PROVIDENT INVESTMENT COUNSEL.

GROWTH FUND

QUESTION: How did the Growth Fund perform for the six month's ended April 30, 1997?

ANSWER: The Fund returned 7.74% for the six months ended April 30 as compared to the broad market's return as measured by the Standard and Poor's 500 index of 14.72%. The Lipper Growth Fund average, a group of several hundred, growth mutual funds, returned 8.53% for the period. The broad market's return continued to be driven by the largest, most liquid issues as the record flows of assets in equity mutual funds drove managers into these types of names. The Fund's growth investing style, which focuses our managers on finding companies with both strong sales and earnings gains, precluded the managers from buying many of these larger companies with relatively lower rates of growth. We believe that many of the gains in earnings realized by some of these companies without large rates of change in sales growth may not be sustainable.

QUESTION: What are some of the other factors that have driven the broad market's strong, albeit volatile performance during the last six months?

ANSWER: The broad market ended 1996 with extremely positive returns as the economy continued to grow very nicely with little signs of inflation. Investors with record cash flows into mutual funds were driven to continue buying the largest, most liquid issues. 1997 began with continued strong returns and then quickly retreated as the Federal Reserve Board announced that it felt compelled to raise interest rates in advance of perceived inflationary signals. The volatility subsided in April as the general consensus in the markets led investors to believe that inflation was in check and the Federal Reserve would leave interest rates alone. This thinking has proven to be correct through the Federal Reserve's most recent meeting in May.

QUESTION: How are the Fund's holdings valued in the market relative to the broad market as of the end of April?

ANSWER: We believe the Fund portfolio represents a very compelling value at this time relative to the broad market. At the end of April the S&P 500 was

[P-I-C LOGO]   P-I-C
            GROWTH FUND                 MESSAGE TO SHAREHOLDERS
     SMALL COMPANY GROWTH FUND
================================================================================

valued at premium to its average expected growth rate of 9.00% with a price/earnings ratio of more than 17.00%. The Fund has a price/earnings ratio currently of 21.20% along with anticipated earnings growth of 24.00% and is currently trading a discount to its growth rate.

QUESTION: What is the outlook for the broad market and the Fund in the months ahead?

ANSWER: We believe the challenge ahead for the broad market, and in particular the larger "blue chip" companies that have performed so well during the past year, will be continuing to generate earnings gains without above average gains in sales. Many of the these issues have continued to show increases in earnings by making gains in productivity with the help of technology and other means without large increases in sales. Therefore we do not feel that these earnings gains are sustainable. The Fund on the other hand is built with companies that have demonstrated the ability to grow both sales and earnings and will be recognized at some point for the visibility of their growth going forward.

QUESTION: Have there been any changes or are there any planned changes in the sector allocation for the Fund?

ANSWER: The Fund is built one stock at a time and although we monitor our exposure to certain sectors and the effect on performance, the Fund is managed in a bottom up approach. The sector allocation has remained fairly constant over the last year. Going forward we still expect stock selection to be a critical factor in achieving above average returns. A number of issues that have driven the broad market performance and are not currently Fund holdings, including bellwether technology stocks Intel and Hewlett Packard, have reported slowdowns and results below expectations. We feel this selective market environment is advantageous to the Fund's growth style of investing, that is, investing in those companies with sustainable earnings growth, and we are excited about the Fund's prospects over the coming months.

[P-I-C LOGO]
               P-I-C
            GROWTH FUND                 MESSAGE TO SHAREHOLDERS
     SMALL COMPANY GROWTH FUND
================================================================================

SMALL COMPANY GROWTH FUND

QUESTION: How did the Small Company Growth Fund perform relative to the overall market for the six months ended April 30?

ANSWER: The Fund returned -17.51% for the period as compared to the Russell 2000 Growth Index's return of -7.29%, a widely recognized index for Small Company stocks. The past 6 months have been the most volatile period in the Fund's history as investors moved away from smaller capitalization stocks to larger more liquid issues during the period. As of the writing of this report we have seen a return to favor of small company stocks during the month of May. The Fund participated, returning 15.09% for the month as compared to the Russell 2000 Growth's return of more than 12.00%.

QUESTION: What caused the volatility in the Fund and the broad market during the period?

ANSWER: As we have discussed in previous communications, the broad market began to retreat from the highs reached early in 1997 as a result of concerns surrounding interest rates, a strong dollar and the predictability of corporate earnings going forward. Small stocks, particularly those of small growth companies, bore the brunt of this negative sentiment. Several portfolio holdings retreated in price without any negative fundamental news from the companies. Fund holdings like Fastenal, a distributor of industrial supplies, and Peoplesoft, a software manufacturer, are examples of stocks whose price retreated without any negative news and have since rebounded.

QUESTION: What has caused the more recent turnaround in performance of small stocks and the Fund in May?

ANSWER: We believe that the valuation levels of many of these small companies had become extremely attractive. As expected, those companies whose fundamentals continued throughout the correction were bought aggressively in May by investors when the macro economic environment proved more certain and investor confidence returned.

QUESTION: What is the outlook for the Fund and the broad market going forward?

ANSWER: We believe stock selection will be the critical factor in achieving above average returns in the coming months. Recent evidence of select

[P-I-C LOGO]
               P-I-C
            GROWTH FUND                 MESSAGE TO SHAREHOLDERS
     SMALL COMPANY GROWTH FUND
================================================================================

companies in the market reporting slowdowns or disappointments substantiates our belief in the importance of stock selection going forward. We feel this selective environment is advantageous to our growth style of investing, that is, investing in those companies with sustainable earnings growth, and we are excited about our prospects over the coming months.


Performance results of P-I-C Small Company Growth Fund reflect the total return of the P-I-C Small Cap Growth Fund (included in another report) managed by Provident Investment Counsel prior to the effective date of the Fund's registration statement, which was 6/28/96. Both Funds invest all of their assets in shares of the P-I-C Small Cap. Portfolio. P-I-C Small Cap. Growth Fund returns are restated to reflect all fees and expenses applicable to the P-I-C Small Company Growth Fund.

[P-I-C LOGO]
              P-I-C
            GROWTH FUND                 STATEMENTS OF ASSETS AND LIABILITIES
     SMALL COMPANY GROWTH FUND          as of April 30, 1997

                                                    GROWTH         SMALL COMPANY
                                                     FUND           GROWTH FUND
================================================================================
ASSETS
--------------------------------------------------------------------------------
Investment in P-I-C Growth Portfolio
   and Small Cap. Portfolio, respectively,
   at value                                       $121,014,436       $20,976,283
Prepaid expenses                                        39,529                 0
--------------------------------------------------------------------------------
Total assets                                       121,053,965        20,976,283

================================================================================
LIABILITIES
--------------------------------------------------------------------------------
Deferred Trustees' compensation (Note 3)                 6,584             3,258
Accrued expenses                                        16,026            20,725
--------------------------------------------------------------------------------
Total liabilities                                       22,610            23,983

================================================================================
NET ASSETS
--------------------------------------------------------------------------------
Applicable to 7,829,510 and 2,679,789
   shares of beneficial interest
   outstanding, respectively                      $121,031,355       $20,952,300
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                              $ 15.46            $ 7.82
--------------------------------------------------------------------------------

================================================================================
SOURCE OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                   $ 82,293,476       $24,194,312
Accumulated net investment loss                       (882,189)          (64,764)
Undistributed net realized gain
   (loss) on investments                             8,713,709        (3,647,273)
Net unrealized appreciation on investments          30,906,359           470,025
--------------------------------------------------------------------------------
NET ASSETS                                        $121,031,355       $20,952,300
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

[P-I-C LOGO]  P-I-C
            GROWTH FUND                 STATEMENTS OF OPERATIONS
     SMALL COMPANY GROWTH FUND          Six Months ended April 30, 1997

                                                    GROWTH         SMALL COMPANY
                                                     FUND           GROWTH FUND
================================================================================
INVESTMENT INCOME
--------------------------------------------------------------------------------
Net investment loss from Portfolio                   $ (46,741)        $ (22,840)

================================================================================
Expenses:
--------------------------------------------------------------------------------
   Administration fees (Note 3)                        125,060            17,154
   Transfer agent's fee                                 11,901             9,521
   Trustees' fees                                        6,199             6,199
   Audit fee                                             6,100             5,108
   Legal fee                                             4,983             3,086
   Amortization of organization costs                    4,538                 0
   Custody and accounting services fee                   3,000             3,000
   Registration fees                                     2,480             2,480
   Miscellaneous                                         2,480             2,480
   Reports to shareholders                               2,331             3,223
--------------------------------------------------------------------------------
   Total expenses                                      169,072            52,251
   Less, reimbursement/waiver by Provident
      Investment Counsel, Inc. (Note 3)                (22,467)          (24,811)
--------------------------------------------------------------------------------
   Net expenses                                        146,605            27,440
================================================================================
Net investment loss                                   (193,346)          (50,280)
================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
--------------------------------------------------------------------------------
   Net realized gain (loss) on investments           6,138,920        (3,147,259)
   Change in net unrealized appreciation
      on investments                                 2,833,412            52,586
--------------------------------------------------------------------------------
Net gain (loss) on investments                       8,972,332        (3,094,673)
================================================================================
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS                                          $8,778,986       $(3,144,953)
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

[P-I-C LOGO]   P-I-C
            GROWTH FUND                 STATEMENTS OF CHANGES IN NET ASSETS
     SMALL COMPANY GROWTH FUND

                                                              GROWTH                             SMALL COMPANY
                                                               FUND                               GROWTH FUND
========================================================================================================================
INCREASE (DECREASE) IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------
                                                     Six Months            Year            Six Months     June 28, 1996*
                                                       ended               ended             ended            through
From operations:                                   April 30, 1997     Oct. 31, 1996      April 30, 1997    Oct. 31, 1996
------------------------------------------------------------------------------------------------------------------------
   Net investment loss                             $    (193,346)     $    (330,789)     $    (50,280)     $    (14,484)
   Net realized gain (loss) from
      security transactions                            6,138,920         17,650,636        (3,147,259)         (500,014)
   Change in net unrealized
      appreciation (depreciation)
      on investments                                   2,833,412         (1,600,474)           52,586           417,439
------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
      net assets resulting from
      operations                                       8,778,986         15,719,373        (3,144,953)          (97,059)

Distributions to shareholders:
------------------------------------------------------------------------------------------------------------------------
From net realized capital gains                      (13,397,246)                --                --                --

========================================================================================================================
Transactions in shares of beneficial interest:
   Purchases of 674,698, 1,170,731,
      2,140,803 and 1,600,082
      shares, respectively                            10,551,210         17,592,972        18,985,430        15,762,982
   Reinvestment of 911,709, 0, 0
      and 0 shares, respectively                      13,356,529                 --                --                --
   Redemptions of 900,570,
      3,232,079, 7,788 and
      1,053,308 shares,
      respectively                                   (14,343,004)       (48,366,887)          (71,754)      (10,482,346)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
      assets resulting from
      share transactions                               9,564,735        (30,773,915)       18,913,676         5,280,636

========================================================================================================================
Total increase (decrease) in net assets                4,946,475        (15,054,542)       15,768,723         5,183,577
========================================================================================================================
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------
Beginning of period                                  116,084,880        131,139,422         5,183,577                 0
------------------------------------------------------------------------------------------------------------------------
End of period                                      $ 121,031,355      $ 116,084,880      $ 20,952,300      $  5,183,577
------------------------------------------------------------------------------------------------------------------------

*Commencement of operations.

Unaudited. See Notes to Financial Statements.

[P-I-C LOGO]   P-I-C
            GROWTH FUND                 FINANCIAL HIGHLIGHTS
     SMALL COMPANY GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

========================================================================================================================
                                                                           GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
                                        Six Months       Year          Year         Year          Year      June 11, 1992*
                                          ended          ended         ended        ended         ended        through
                                     April 30, 1997  Oct. 31, 1996 Oct. 31, 1995 Oct. 31,1994 Oct. 31, 1993 Oct. 31, 1992
------------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period               $ 16.25         $ 14.25       $ 11.70       $ 11.60      $ 10.81       $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment
   operations:
   Net investment (loss)
      income                            (.02)           (.06)         (.02)          .00          .00           .01
   Net realized and unrealized
      gain on investments               1.17            2.06          2.57           .10          .80           .80
------------------------------------------------------------------------------------------------------------------------
Total from investment
   operations                           1.15            2.00          2.55           .10          .80           .81
------------------------------------------------------------------------------------------------------------------------
Less distributions to
    shareholders:
   From net realized capital
      gains                            (1.94)            .00           .00           .00          .00           .00
Return of capital                       (.00)            .00           .00           .00         (.01)          .00
------------------------------------------------------------------------------------------------------------------------
Total distributions to
    shareholders                       (1.94)            .00           .00           .00         (.01)          .00
------------------------------------------------------------------------------------------------------------------------
Net asset value,
   end of period                     $ 15.46         $ 16.25       $ 14.25       $ 11.70      $ 11.60       $ 10.81
========================================================================================================================
Total return                            7.74%          14.04%        21.79%         0.86%        7.40%        20.88%++
========================================================================================================================
Ratios/supplemental data:
Net assets, end
   of period (millions)              $ 121.0         $ 116.1       $ 131.1       $ 102.3      $  88.9       $   5.7
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:**+
   Expenses                             1.25%++         1.25%         1.25%         1.25%        1.25%         1.25%++
   Net investment
      (loss) income                     (.33%)++        (.28%)        (.17%)         N/A          N/A           .25%++
------------------------------------------------------------------------------------------------------------------------

*Commencement of operations.

**Includes the Fund's share of expenses, net of expense reimbursements, allocated from P-I-C Growth Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and P-I-C Growth Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.33%, 1.30%, 1.30%, 1.53%, 1.54% and 4.12%, respectively.

+Net of expense reimbursements.

++Annualized.

Unaudited. See Notes to Financial Statements.

[P-I-C LOGO]   P-I-C
            GROWTH FUND                 FINANCIAL HIGHLIGHTS, CONTINUED
     SMALL COMPANY GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

================================================================================
                                                     SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------
                                                    Six Months     June 28, 1996*
                                                      ended          through
                                                   April 30, 1997 October 31, 1996
--------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 9.48         $10.00
Income from investment operations:
      Net investment loss                                  --           (.03)
      Net realized and unrealized
            loss on investments                         (1.66)          (.49)
--------------------------------------------------------------------------------
Total from investment operations                        (1.66)          (.52)
--------------------------------------------------------------------------------
Net asset value, end of period                         $ 7.82         $ 9.48
================================================================================
Total return                                           (17.51%)        (5.20%)
================================================================================
Ratios/supplemental data:
Net assets, end of period (millions)                   $ 21.0         $  5.2
--------------------------------------------------------------------------------
Ratios to average net assets:#+
      Expenses                                           1.45%++        1.43%++
      Net investment loss                                (.82%)++      (0.91)%++

*Commencement of operations.

#Includes the Fund's share of expenses, allocated from P-I-C Small Cap Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and P-I-C Small Cap Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.86% and 4.03%, respectively.

+Net of expense reimbursements.

++Annualized.


Unaudited. See Notes to Financial Statements.

[P-I-C LOGO]   P-I-C
            GROWTH FUND                 NOTES TO FINANCIAL STATEMENTS
     SMALL COMPANY GROWTH FUND
================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------

     P-I-C Investment Trust (the "Trust") was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust currently offers six separate series: P-I-C Pinnacle Balanced Fund (formerly P-I-C Institutional Balanced Fund), P-I-C Growth Fund (formerly P-I-C Institutional Growth Fund), P-I-C Pinnacle Growth Fund, P-I-C Small Company Growth Fund (formerly P-I-C Institutional Small Cap. Fund), P-I-C Pinnacle Small Company Growth Fund, and P-I-C Small Cap. Growth Fund (each a "Fund" and collectively the "Funds"). The Funds invest substantially all of their assets in the respective Portfolios, a separate registered management investment company having the same investment objective as the Funds. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. The financial statements of the P-I-C Pinnacle Balanced Fund, P-I-C Pinnacle Growth Fund, P-I-C Pinnacle Small Company Growth Fund and P-I-C Small Cap. Growth Fund are in separate reports.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation. The Funds reflect their investments in the Portfolio at their proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

B. Investment Income and Dividends to Shareholders. The Funds earn income, net of the expenses of the Portfolio, daily on their investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro rata among the Funds and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Funds and recorded on the ex-dividend date.

[P-I-C LOGO]   P-I-C
            GROWTH FUND                 NOTES TO FINANCIAL STATEMENTS,
     SMALL COMPANY GROWTH FUND          CONTINUED
================================================================================

C. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

     The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Funds at the rate of 0.20% of the average daily net assets of the Funds.

     P-I-C has voluntarily taken to limit the Funds' expenses, including those expenses allocated from the Portfolios, to the following levels:

     Growth Fund                   1.25%
     Small Company Growth Fund     1.45%

     The percentages are based on the Funds' average net assets. Fees waived and expenses reimbursed by PIC for the six months ended April 30, 1997, were as follows:

                                            Waived           Reimbursed
                                             Fees             Expenses
      Growth Fund                           22,467           $        0
      Small Company Growth Fund             11,476               13,335

     ICAC receives an annual fee for its services of $15,000 from each of the Funds.

[P-I-C LOGO]
               P-I-C
            GROWTH FUND                 NOTES TO FINANCIAL STATEMENTS,
     SMALL COMPANY GROWTH FUND          CONTINUED
================================================================================

     First Fund Distributors, Inc. (an affiliate of ICAC), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services.

     On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan.

4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

     Additions and reductions in the investments in the respective Portfolios for the six months ended April 30, 1997, were as follows:

                                              Additions       Reductions
     Growth Fund                            $10,552,110       $14,562,634
     Small Company Growth Fund               19,014,415           112,776

          P-I-C
          GROWTH                   STATEMENT OF NET ASSETS
         PORTFOLIO                 as of April 30, 1997

=====================================================================================
EQUITY SECURITIES - 91.3%                       Shares       Value      Percentage of
                                                                          Net Assets
-------------------------------------------------------------------------------------
BANKS - 1.1%
-------------------------------------------------------------------------------------
Wells Fargo & Co.                               5,200     $1,387,100             1.1%
=====================================================================================
BUSINESS SERVICES - 1.1%
-------------------------------------------------------------------------------------
Danka Business Systems PLC, ADR                36,279      1,108,776             0.9%
Ikon Office Solutions, Inc.                     9,208        247,465             0.2%
-------------------------------------------------------------------------------------
         Total Business Services                           1,356,241             1.1%
=====================================================================================
CHEMICALS - 1.1%
-------------------------------------------------------------------------------------
Monsanto Company                               30,836      1,318,239             1.1%
=====================================================================================
COMPUTER SERVICES - 2.7%
-------------------------------------------------------------------------------------
Computer Sciences Corp.*                       18,033      1,127,062             0.9%
Paychex, Inc.                                  25,093      1,174,665             1.0%
Sungard Data Systems, Inc.                     21,600        958,500             0.8%
-------------------------------------------------------------------------------------
         Total Computer Services                           3,260,227             2.7%
=====================================================================================
COMPUTER SOFTWARE - 7.6%
-------------------------------------------------------------------------------------
Microsoft Corp.*                               76,156      9,252,953             7.6%
=====================================================================================
COSMETICS - 2.3%
-------------------------------------------------------------------------------------
The Gillette Company                           33,259      2,827,015             2.3%
=====================================================================================
CREDIT AND FINANCE - 3.4%
-------------------------------------------------------------------------------------
MBNA Corporation                              125,855      4,153,215             3.4%
=====================================================================================
DISCOUNT - 1.3%
-------------------------------------------------------------------------------------
Costco Companies, Inc.*                        53,600      1,547,700             1.3%
=====================================================================================
DIVERSIFIED - 1.9%
-------------------------------------------------------------------------------------
Tyco International Ltd.                        37,880      2,310,680             1.9%

          P-I-C
          GROWTH                   STATEMENT OF NET ASSETS
         PORTFOLIO                 as of April 30, 1997

==========================================================================================
EQUITY SECURITIES, CONTINUED                    Shares         Value        Percentage of
                                                                             Net Assets
------------------------------------------------------------------------------------------
ELECTRONICS - 2.7%
------------------------------------------------------------------------------------------
Texas Instruments, Inc.                           36,000     $3,213,000             2.7%
==========================================================================================
ENERGY - 1.0%
------------------------------------------------------------------------------------------
AES Corp.*                                        17,625      1,150,031             1.0%
==========================================================================================
ENTERTAINMENT AND LEISURE - 6.3%
------------------------------------------------------------------------------------------
British Sky Broadcasting Group                    36,424      2,030,638             1.7%
Hospitality Franchise System, Inc.*               55,973      3,316,341             2.8%
Walt Disney Company                               27,240      2,233,680             1.8%
------------------------------------------------------------------------------------------
         Total Entertainment and Leisure                      7,580,659             6.3%
==========================================================================================
FINANCIAL SERVICES - 5.4%
------------------------------------------------------------------------------------------
Associates First Capital Corp.                    32,830      1,682,538             1.4%
First Data Corp.                                  88,944      3,068,568             2.5%
State Street Corp.                                19,600      1,543,500             1.3%
Synovus Financial Corp.                            8,584        208,162             0.2%
------------------------------------------------------------------------------------------
         Total Financial Services                             6,502,768             5.4%
==========================================================================================
FUNERAL SERVICES - 1.3%
------------------------------------------------------------------------------------------
Service Corp. International                       45,693      1,564,985             1.3%
==========================================================================================
GAMING - 0.6%
------------------------------------------------------------------------------------------
Mirage Resorts, Inc.*                             37,849        761,711             0.6%
==========================================================================================
HEALTH INDUSTRY SERVICES - 1.5%
------------------------------------------------------------------------------------------
HealthSouth Corp.*                                92,230      1,821,543             1.5%
==========================================================================================
HEALTH MAINTENANCE ORGANIZATIONS - 2.5%
------------------------------------------------------------------------------------------
Oxford Health Plans, Inc.*                        46,442      3,059,366             2.5%

          P-I-C
          GROWTH                   STATEMENT OF NET ASSETS
         PORTFOLIO                 as of April 30, 1997

==========================================================================================
EQUITY SECURITIES, CONTINUED                    Shares         Value        Percentage of
                                                                             Net Assets
------------------------------------------------------------------------------------------
INSURANCE - 3.2%
------------------------------------------------------------------------------------------
Aetna, Inc.                                        3,000     $  273,375             0.2%
American International Group, Inc.                16,412      2,108,942             1.7%
MGIC Investment Corp.                             18,169      1,476,230             1.3%
------------------------------------------------------------------------------------------
         Total Insurance                                      3,858,547             3.2%
==========================================================================================
MEDICAL INSTRUMENTS - 4.1%
------------------------------------------------------------------------------------------
Boston Scientific Corp.*                          29,546      1,425,595             1.2%
Medtronic, Inc.                                   51,152      3,542,276             2.9%
------------------------------------------------------------------------------------------
         Total Medical Instruments                            4,967,871             4.1%
==========================================================================================
MEDICAL/DENTAL SERVICES - 1.3%
------------------------------------------------------------------------------------------
Cardinal Health, Inc.                             29,741      1,583,708             1.3%
==========================================================================================
MISCELLANEOUS - 1.2%
------------------------------------------------------------------------------------------
Republic Industries, Inc.*                        59,676      1,480,711             1.2%
==========================================================================================
MORTGAGE AND RELATED SERVICES - 4.4%
------------------------------------------------------------------------------------------
Federal Home Loan Mortgage
   Association Corp.                              92,719      3,813,069             3.2%
Federal National Mortgage
   Association                                    48,216      1,536,885             1.2%
------------------------------------------------------------------------------------------
         Total Mortgage and Related
            Services                                          5,349,954             4.4%
==========================================================================================
NETWORKING - 1.1%
------------------------------------------------------------------------------------------
Tellabs, Inc.*                                    34,400      1,371,700             1.1%

          P-I-C
          GROWTH                   STATEMENT OF NET ASSETS
         PORTFOLIO                 as of April 30, 1997

==========================================================================================
EQUITY SECURITIES, CONTINUED                    Shares         Value        Percentage of
                                                                             Net Assets
------------------------------------------------------------------------------------------
OIL AND GAS PRODUCTION - 3.0%
------------------------------------------------------------------------------------------
Global Marine, Inc.*                            43,600     $  877,450             0.7%
Schlumberger Ltd., Curacao                      25,400      2,813,050             2.3%
------------------------------------------------------------------------------------------
         Total Oil and Gas Production                       3,690,500             3.0%
==========================================================================================
OIL REFINING/MARKETING - 0.9%
------------------------------------------------------------------------------------------
Tosco Corp.                                     37,875      1,122,047             0.9%
==========================================================================================
PHARMACEUTICALS - 13.4%
------------------------------------------------------------------------------------------
Amgen, Inc.                                      9,084        534,821             0.4%
Elan Corp., PLC, ADR*                           31,557      1,072,938             0.9%
Eli Lilly & Co.                                 42,835      3,764,126             3.1%
Merck & Co., Inc.                               29,014      2,625,767             2.2%
Pfizer, Inc.                                    64,342      6,176,832             5.1%
Walgreen Co.                                    13,200        607,200             0.5%
Warner Lambert Co.                              14,800      1,450,400             1.2%
------------------------------------------------------------------------------------------
         Total Pharmaceuticals                             16,232,084            13.4%
==========================================================================================
RETAIL - 2.0%
------------------------------------------------------------------------------------------
CVS Corp.                                       23,900      1,186,038             1.0%
Dollar General Corp.                            36,700      1,160,638             1.0%
------------------------------------------------------------------------------------------
         Total Retail                                       2,346,676             2.0%
==========================================================================================
SPECIALTY CHAINS - 1.7%
------------------------------------------------------------------------------------------
CUC International, Inc.*                        34,813        735,425             0.6%
Kohls Corp.*                                    26,179      1,279,499             1.1%
------------------------------------------------------------------------------------------
         Total Specialty Chains                             2,014,924             1.7%
==========================================================================================
SUPERMARKETS - 1.4%
------------------------------------------------------------------------------------------
Safeway, Inc.*                                  38,375      1,712,484             1.4%

          P-I-C
          GROWTH                   STATEMENT OF NET ASSETS
         PORTFOLIO                 as of April 30, 1997

==========================================================================================================
EQUITY SECURITIES, CONTINUED                               Shares            Value           Percentage of
                                                                                               Net Assets
----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 7.5%
----------------------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.*                                 28,282     $    738,867               0.6%
Andrew Corp.*                                                 18,406          455,549               0.4%
Ericsson,(L.M.) Telephone Co., ADR                           139,140        4,678,583               3.9%
Lucent Technologies, Inc.                                     52,550        3,107,019               2.6%
----------------------------------------------------------------------------------------------------------
         Total Telecommunications                                           8,980,018               7.5%
==========================================================================================================
TELEPHONE - 0.6%
----------------------------------------------------------------------------------------------------------
Worldcom, Inc.*                                               31,150          747,600               0.6%
==========================================================================================================
TEXTILES AND SHOES - 0.9%
----------------------------------------------------------------------------------------------------------
Gucci Group N.V                                                2,635          182,803               0.2%
Tommy Hilfiger Corp.*                                         21,534          855,977               0.7%
----------------------------------------------------------------------------------------------------------
         Total Textiles and Shoes                                           1,038,780               0.9%
==========================================================================================================
TOBACCO - 0.8%
----------------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc.                                      23,500          925,313               0.8%
----------------------------------------------------------------------------------------------------------
         Total Equity Securities (Cost $79,583,868)                       110,490,350              91.3%

SHORT-TERM INVESTMENTS - 9.4%
==========================================================================================================
COMMERCIAL PAPER - 6.6%                                   Principal
                                                           Amount
----------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.,
   5.5295%, 5/15/1997                                   $  4,000,000        4,000,000               3.3%
General Electric Capital Corp.,
   5.520%, 5/29/1997                                       4,000,000        4,000,000               3.3%
----------------------------------------------------------------------------------------------------------
         Total Commercial Paper
               (Cost $8,000,000)                                            8,000,000               6.6%

          P-I-C
          GROWTH                   STATEMENT OF NET ASSETS
         PORTFOLIO                 as of April 30, 1997

==========================================================================================================
REPURCHASE AGREEMENT - 2.8%                       Principal           Value           Percentage of
                                                   Amount                               Net Assets
----------------------------------------------------------------------------------------------------------
Lehman Brothers On-Line Repurchase
Agreement, 4.99%, dated 4/30/1997,
due 5/1/1997 (collateralized by
$3,483,418 U.S. Treasury Bill, 7.87%,
due 2/15/2021 (Cost $3,396,800)                   $  3,396,800     $  3,396,800                2.8%
----------------------------------------------------------------------------------------------------------
         Total Investments (Cost $90,980,668)                       121,887,150              100.7%
==========================================================================================================
OTHER ASSETS - 0.4%
----------------------------------------------------------------------------------------------------------
Cash                                                                         10
Receivables:
   Investment securities sold                                           360,774
   Dividends and interest                                               113,738
Deferred organization costs                                                  51
Other assets                                                             23,317
----------------------------------------------------------------------------------------------------------
         Total Assets                                                   497,890                0.4%
==========================================================================================================
LIABILITIES - (1.1%)
----------------------------------------------------------------------------------------------------------
Investment securities purchased                                       1,244,275
Deferred Trustees' compensation (Note 3)                                 11,047
Accrued expenses                                                        114,134
----------------------------------------------------------------------------------------------------------
         Total Liabilities                                            1,369,456               (1.1%)
==========================================================================================================
TOTAL NET ASSETS - 100.0%                                          $121,015,584              100.0%
----------------------------------------------------------------------------------------------------------

*Non-income producing security.

          P-I-C
        SMALL CAP.                  STATEMENT OF NET ASSETS
        PORTFOLIO                   as of April 30, 1997


==================================================================================================
                                                                                     Percentage of
EQUITY SECURITIES - 85.6%                                  Shares        Value        Net Assets
--------------------------------------------------------------------------------------------------
Air Freight .. 0.6%
--------------------------------------------------------------------------------------------------
Eagle USA Airfreight, Inc.*                                57,800     $1,156,000        0.6%
==================================================================================================
Apparel and Shoes .. 1.6%
--------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co.*                                   43,400        634,725        0.3%
Delia's, Inc.*                                             24,400        414,800        0.2%
Coldwater Creek, Inc.*                                     27,100        379,400        0.2%
Gadzooks, Inc.*                                            31,100        866,913        0.4%
Just For Feet, Inc.*                                       30,650        486,569        0.2%
Pacific Sunwear of California*                             19,500        609,375        0.3%
--------------------------------------------------------------------------------------------------
      Total Apparel and Shoes                                          3,391,782        1.6%
==================================================================================================
Auto Parts .. 0.5%
--------------------------------------------------------------------------------------------------
Gentex Corp.*                                              50,000        900,000        0.5%
==================================================================================================
Banks .. 1.1%
--------------------------------------------------------------------------------------------------
Hamilton Bancorp., Inc.*                                    6,800        130,900        0.1%
Sirrom Capital Corp.                                       61,300      1,907,962        1.0%
--------------------------------------------------------------------------------------------------
      Total Banks                                                      2,038,862        1.1%
==================================================================================================
Builders and Building Products .. 0.8%
--------------------------------------------------------------------------------------------------
Diamond Home Services*                                     16,000        180,000        0.1%
Palm Harbor Homes, Inc.*                                   32,375        793,188        0.4%
Watsco, Inc.                                               24,900        619,388        0.3%
--------------------------------------------------------------------------------------------------
      Total Builders and Building Products                             1,592,576        0.8%
==================================================================================================
Business Information Services .. 0.8%
--------------------------------------------------------------------------------------------------
Gartner Group, Inc., Class A*                              42,800      1,123,500        0.6%
Intelliquest Information Group, Inc.*                      22,400        358,400        0.2%
--------------------------------------------------------------------------------------------------
      Total Business Information Services                              1,481,900        0.8%

          P-I-C
        SMALL CAP.                  STATEMENT OF NET ASSETS
        PORTFOLIO                   as of April 30, 1997


=======================================================================================
                                                                          Percentage of
EQUITY SECURITIES, CONTINUED                     Shares        Value       Net Assets
---------------------------------------------------------------------------------------
Business Services .. 4.7%
---------------------------------------------------------------------------------------
Accustaff Inc.*                                 127,808     $2,332,495        1.2%
Corrections Corp. of America*                    43,900      1,432,237        0.7%
Elbit Vision Systems*                            42,900        418,275        0.2%
Forrester Research, Inc.*                        23,800        434,350        0.2%
Lason Holdings, Inc.*                            21,100        358,700        0.2%
NCO Grupo, Inc.*                                 24,300        504,225        0.3%
Personnel Group of America, Inc.*                36,900        885,600        0.4%
Rental Service Corp.*                            23,800        440,300        0.2%
Romac International, Inc.*                       25,200        491,400        0.2%
Rural/Metro Corp.*                               25,600        736,000        0.4%
TMP Worldwide, Inc.*                             45,800        916,000        0.5%
Teletech Holdings, Inc.*                         17,000        301,750        0.2%
---------------------------------------------------------------------------------------
      Total Business Services                                9,251,332        4.7%
=======================================================================================
Computer Services .. 6.5%
---------------------------------------------------------------------------------------
Bisys Group, Inc.*                               36,000      1,152,000        0.6%
CCC Information Services Group*                  38,500        452,375        0.2%
Cambridge Technology Partners, Inc.*             38,900      1,035,712        0.5%
Ciber, Inc.*                                     39,300      1,404,974        0.7%
Claremont Technology Group, Inc.*                16,300        220,050        0.1%
Envoy Corp.*                                     46,000        960,250        0.5%
Fiserv, Inc.*                                    78,500      2,963,375        1.5%
HBO & Co.                                        55,700      2,979,950        1.4%
HCIA, Inc.*                                       4,900        101,063        0.1%
Intelligroup, Inc.*                              37,200        367,350        0.2%
National Techteam, Inc.                          35,200        545,600        0.3%
Premiere Technologies, Inc.*                     23,600        563,450        0.3%
Renaissance Solutions, Inc.*                     10,400        226,200        0.1%
---------------------------------------------------------------------------------------
      Total Computer Services                               12,972,349        6.5%

          P-I-C
        SMALL CAP.                  STATEMENT OF NET ASSETS
        PORTFOLIO                   as of April 30, 1997


========================================================================================
                                                                           Percentage of
EQUITY SECURITIES, CONTINUED                     Shares       Value         Net Assets
----------------------------------------------------------------------------------------
Computer Software .. 13.3%
----------------------------------------------------------------------------------------
Aspen Technology, Inc.*                         63,400     $1,925,774         1.0%
Baan Company, N.V.*                             45,600      2,451,000         1.1%
BDM International, Inc.*                        65,800      1,529,850         0.7%
CBT Group, PLC-ADR*                             18,900        919,013         0.5%
Dr. Solomon's Group*                            20,400        471,750         0.2%
Electronics For Imaging, Inc.*                 115,600      4,537,300         2.2%
HNC Software, Inc.*                             48,000      1,272,000         0.6%
JDA Software Group, Inc.*                       55,800      1,408,950         0.7%
McAfee Associates*                              23,800      1,326,850         0.7%
Network General Corp.*                          92,100      1,266,375         0.6%
Parametric Technology Corp.*                    47,700      2,158,424         1.1%
Peoplesoft, Inc.*                               46,500      1,929,750         1.0%
Scopus Technology, Inc.                         17,000        454,750         0.2%
Synopsys, Inc.*                                 72,380      2,307,112         1.2%
Transaction Systems Architects, Inc.,
     Class A*                                   66,300      1,989,000         1.0%
Vantive Corp.*                                  20,000        397,500         0.2%
Wind River Systems, Inc.*                       24,400        561,200         0.3%
----------------------------------------------------------------------------------------
      Total Computer Software                              26,906,598        13.3%
========================================================================================
Cosmetics .. 0.9%
----------------------------------------------------------------------------------------
Blyth Industries, Inc.*                         43,600      1,722,200         0.9%
========================================================================================
Credit and Finance .. 0.5%
----------------------------------------------------------------------------------------
First USA Paymentech, Inc.*                     38,000        916,750         0.5%
========================================================================================
Discount .. 1.8%
----------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.*                       88,900      3,511,550         1.8%

          P-I-C
        SMALL CAP.                  STATEMENT OF NET ASSETS
        PORTFOLIO                   as of April 30, 1997


================================================================================================
                                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                              Shares        Value        Net Assets
------------------------------------------------------------------------------------------------
Drugs .. 2.5%
------------------------------------------------------------------------------------------------
Arqule, Inc.*                                             21,900     $  309,338        0.2%
Capstone Pharmacy Services*                                8,500         71,719        0.0%
Dura Pharmaceuticals*                                     77,600      2,250,400        1.0%
Jones Medical Industries, Inc.                            33,375      1,176,468        0.6%
Kos Pharmaceuticals, Inc.*                                22,400        504,000        0.3%
Medicis Pharmaceutical Corp., Class A*                    26,100        639,450        0.3%
------------------------------------------------------------------------------------------------
      Total Drugs                                                     4,951,375        2.5%
================================================================================================
Educational Programs .. 1.7%
------------------------------------------------------------------------------------------------
Apollo Group, Inc., Class A*                              91,232      2,454,279        1.2%
Sylvan Learning Systems, Inc.*                            33,650      1,013,706        0.5%
------------------------------------------------------------------------------------------------
      Total Educational Programs                                      3,467,985        1.7%
================================================================================================
Electrical Component/Semiconductor .. 2.7%
------------------------------------------------------------------------------------------------
Anadigics, Inc.*                                          43,800      1,237,350        0.6%
Etec Systems, Inc.*                                       12,000        349,500        0.2%
Sawtek, Inc.*                                             19,600        580,650        0.3%
Vitesse Semiconductor, Inc.*                             104,450      3,290,175        1.6%
------------------------------------------------------------------------------------------------
      Total Component/Semiconductor                                   5,457,675        2.7%
================================================================================================
Electrical Equipment/Peripher .. 0.4%
------------------------------------------------------------------------------------------------
Computer Products, Inc.*                                  26,800        458,950        0.2%
Ikos Systems, Inc.*                                       31,300        516,450        0.2%
------------------------------------------------------------------------------------------------
      Total Electrical Equipment/Peripher                               975,400        0.4%
================================================================================================
Electrical Products .. 0.2%
------------------------------------------------------------------------------------------------
Advanced Lighting Technologies, Inc.*                     23,700        450,300        0.2%


          P-I-C
        SMALL CAP.                  STATEMENT OF NET ASSETS
        PORTFOLIO                   as of April 30, 1997


=============================================================================================
                                                                                Percentage of
EQUITY SECURITIES, CONTINUED                           Shares        Value       Net Assets
---------------------------------------------------------------------------------------------
Electronics .. 0.3%
---------------------------------------------------------------------------------------------
Anicom, Inc.*                                          36,100     $  297,825        0.1%
Xionics Document Technologies, Inc.*                   16,900        196,463        0.2%
---------------------------------------------------------------------------------------------
      Total Electronics                                              494,288        0.3%
=============================================================================================
Entertainment and Leisure ..7.1%
---------------------------------------------------------------------------------------------
Condelwood Hotel Company, Inc.*                        39,700        347,375        0.2%
Clear Channel Communications, Inc.*                    64,700      3,137,950        1.5%
Extended Stay America, Inc.*                          142,861      2,160,772        1.1%
Fairfield Communities, Inc.*                           77,200      2,007,200        1.0%
HFS, Inc.*                                             77,200      4,574,100        2.3%
Interstate Hotels Co.*                                 28,300        711,038        0.4%
LodgeNet Entertainment Corp.*                          40,000        360,000        0.2%
Rockshox, Inc.*                                        14,900        224,431        0.1%
Suburban Lodges of America*                            39,700        640,163        0.3%
---------------------------------------------------------------------------------------------
      Total Entertainment and Leisure                             14,163,029        7.1%
=============================================================================================
Finance Companies .. 0.2%
---------------------------------------------------------------------------------------------
Ugly Duckling Corp.*                                   22,700        320,638        0.2%
=============================================================================================
Financial Services .. 2.0%
---------------------------------------------------------------------------------------------
BA Merchant Services, Inc.*                            49,300        690,200        0.3%
Concord EFS, Inc.*                                     48,300        953,925        0.5%
Credit Acceptance Corp.*                               24,200        261,663        0.1%
NOVA Corp.*                                            27,000        486,000        0.2%
PMT Services, Inc.*                                   119,000      1,413,125        0.7%
Pre-Paid Legal Services, Inc.*                         34,900        497,325        0.2%
---------------------------------------------------------------------------------------------
      Total Financial Services                                     4,302,238        2.0%
=============================================================================================
Gaming .. 0.2%
---------------------------------------------------------------------------------------------
Dover Downs Entertainment                              26,200        429,025        0.2%

          P-I-C
        SMALL CAP.                  STATEMENT OF NET ASSETS
        PORTFOLIO                   as of April 30, 1997


=============================================================================================
                                                                                Percentage of
EQUITY SECURITIES, CONTINUED                         Shares        Value         Net Assets
---------------------------------------------------------------------------------------------
Health Maintenance Organizations .. 6.4%
---------------------------------------------------------------------------------------------
Oxford Health Plans, Inc.*                          194,600     $12,819,274        6.4%
=============================================================================================
Home Furnishings .. 0.2%
---------------------------------------------------------------------------------------------
Zag Industries Ltd.*                                 33,100         459,262        0.2%
=============================================================================================
Insurance .. 1.9%
---------------------------------------------------------------------------------------------
Capmac Holdings, Inc.                                25,100         652,600        0.3%
Enhance Financial Services Group, Inc.               12,800         492,800        0.3%
HCC Insurance Holdings, Inc.                        101,600       2,552,700        1.3%
---------------------------------------------------------------------------------------------
      Total Insurance                                             3,698,100        1.9%
=============================================================================================
Medical/Dental Products .. 1.3%
---------------------------------------------------------------------------------------------
Cohr, Inc.*                                          23,700         527,325        0.3%
Henry Schein, Inc.*                                  42,300       1,173,824        0.6%
ResMed Inc.*                                         15,000         262,500        0.1%
Safeskin Corp.*                                      29,000         648,875        0.3%
---------------------------------------------------------------------------------------------
      Total Medical/Dental Products                               2,612,524        1.3%
=============================================================================================
Medical/Dental Services .. 6.5%
---------------------------------------------------------------------------------------------
CRA Managed Care, Inc.*                              22,500         793,125        0.4%
National Surgery Centers, Inc.*                      31,800         954,000        0.5%
Occusystems, Inc.*                                   87,100       1,796,438        0.9%
Omnicare, Inc.                                       33,600         819,000        0.4%
Orthodontic Centers of America, Inc.*                91,900       1,102,800        0.6%
PAREXEL International Corp.*                         45,600       1,276,800        0.6%
Pediatrix Medical Group, Inc.*                       24,900         821,700        0.4%
Phymatrix Corp.*                                     27,900         320,850        0.2%
Quintiles Transnational Corp.*                       58,100       2,955,837        1.5%
Renal Care Group, Inc.*                              28,100         843,000        0.4%
Total Renal Care Holdings, Inc.*                     34,400       1,105,100        0.6%
UroCor, Inc.*                                        10,200          94,350        0.0%
---------------------------------------------------------------------------------------------
      Total Medical/Dental Services                              12,883,000        6.5%

          P-I-C
        SMALL CAP.                  STATEMENT OF NET ASSETS
        PORTFOLIO                   as of April 30, 1997


================================================================================================
                                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                              Shares        Value        Net Assets
------------------------------------------------------------------------------------------------
Medical Instruments .. 0.5%
------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                  18,404     $  887,993        0.4%
Ventana Medical Systems, Inc.*                            18,400        181,700        0.1%
------------------------------------------------------------------------------------------------
      Total Medical Instruments                                       1,069,693        0.5%
================================================================================================
Miscellaneous .. 0.2%
------------------------------------------------------------------------------------------------
Trigen Energy Corp.                                       13,100        319,313        0.2%
================================================================================================
Mortgage and Related Services .. 1.8%
------------------------------------------------------------------------------------------------
Cityscape Financial Corp.*                                65,700        878,738        0.4%
ContiFinancial Corp.*                                     26,000        747,500        0.5%
Insignia Financial Group, Inc., Class A*                 108,100      1,891,750        0.9%
------------------------------------------------------------------------------------------------
      Total Mortgage and Related Services                             3,517,988        1.8%
================================================================================================
Networking .. 0.2%
------------------------------------------------------------------------------------------------
Yurie Systems, Inc.*                                      43,500        418,688        0.2%
================================================================================================
Oil and Gas Production .. 0.7%
------------------------------------------------------------------------------------------------
Swift Energy Co.*                                         68,000      1,436,500        0.7%
================================================================================================
Oil Field Services .. 0.5%
------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.*                                  70,900      1,072,362        0.5%
================================================================================================
Pharmaceuticals .. 0.1%
------------------------------------------------------------------------------------------------
Applied Analytical Industries, Inc.*                       7,900        104,675        0.1%
================================================================================================
Pollution Control .. 2.4%
------------------------------------------------------------------------------------------------
Newpark Resources, Inc.*                                  26,500      1,189,188        0.6%
Republic Industries, Inc.*                                56,652      1,405,678        0.7%
Tetra Technologies*                                       25,400        590,550        0.3%
United Waste Systems, Inc.*                               49,800      1,680,750        0.8%
------------------------------------------------------------------------------------------------
      Total Pollution Control                                         4,866,166        2.4%

          P-I-C
        SMALL CAP.                  STATEMENT OF NET ASSETS
        PORTFOLIO                   as of April 30, 1997


=======================================================================================
                                                                          Percentage of
EQUITY SECURITIES, CONTINUED                     Shares        Value       Net Assets
---------------------------------------------------------------------------------------
Publishing/Advertising .. 0.2%
---------------------------------------------------------------------------------------
Getty Communications, PLC-ADR*                   26,800     $  368,500        0.2%
=======================================================================================
Specialty .. 3.3%
---------------------------------------------------------------------------------------
Barnett, Inc.*                                   28,300        523,550        0.3%
CDW Computers Centers, Inc.*                     20,800        998,400        0.5%
Fastenal Co.                                     62,900      2,453,100        1.2%
Guitar Center, Inc.*                             41,000        579,125        0.3%
Hibbett Sporting Goods, Inc.*                    48,000        768,000        0.4%
Marks Bros. Jewelers, Inc.*                      20,700        230,288        0.1%
Starbucks Corp.*                                 15,300        457,088        0.2%
West Marine, Inc.*                               23,300        605,800        0.3%
---------------------------------------------------------------------------------------
      Total Specialty Chains                                 6,615,351        3.3%
=======================================================================================
Telecommunications .. 5.9%
---------------------------------------------------------------------------------------
Advanced Fibre Communications, Inc.*             37,100      1,479,362        0.7%
Aspect Telecommunications Corp.*                 45,100        800,525        0.5%
Davox Corp.*                                     19,000        627,000        0.4%
MRV Communications, Inc.*                        79,300      1,635,563        0.8%
Pairgain Technologies, Inc.*                     78,000      2,028,000        1.0%
P-Com, Inc.*                                     65,700      1,880,663        0.9%
Remec, Inc.*                                     34,300        788,900        0.4%
Tel-Save Holdings, Inc.*                        132,100      1,849,400        0.9%
USCS International, Inc.*                        30,400        501,600        0.3%
---------------------------------------------------------------------------------------
      Total Telecommunications                              11,591,013        5.9%
=======================================================================================
Telephone .. 0.2%
---------------------------------------------------------------------------------------
McLeod, Inc.*                                    24,900        457,538        0.2%
=======================================================================================
Textiles and Shoes .. 2.6%
---------------------------------------------------------------------------------------
St. John Knits, Inc.*                            15,000        575,625        0.3%
Tommy Hilfiger Corp.*                           115,300      4,583,175        2.3%
---------------------------------------------------------------------------------------
      Total Textiles and Shoes                               5,158,800        2.6%

          P-I-C
        SMALL CAP.                  STATEMENT OF NET ASSETS
        PORTFOLIO                   as of April 30, 1997


===============================================================================================
                                                                                  Percentage of
EQUITY SECURITIES, CONTINUED                              Shares      Value        Net Assets
-----------------------------------------------------------------------------------------------
Tobacco .. 0.3%
-----------------------------------------------------------------------------------------------
Consolidated Cigar Holdings, Inc.*                        27,800   $    639,400        0.3%
-----------------------------------------------------------------------------------------------
      Total Equity Securities (Cost $143,372,655)                   170,961,999       85.6%

SHORT-TERM INVESTMENTS - 14.6%
===============================================================================================
Commercial Paper .. 13.0%                             Principal
                                                        Amount
-----------------------------------------------------------------------------------------------
American Express Credit Corp.,
     5.5600%, 5/8/1997                                $6,000,000      6,000,000        3.0%
Ford Motor Credit Co.,
     5.2295%, 5/15/1997                                7,000,000      7,000,000        3.5%
General Electric Capital Corp.,
     5.5261%, 5/22/1997                                6,000,000      6,000,000        3.0%
Prudential Funding Corp.,
     5.5093%, 5/15/1997                                7,000,000      7,000,000        3.5%
-----------------------------------------------------------------------------------------------
      Total Commercial Paper
      (Cost $26,000,000)                                             26,000,000       13.0%
===============================================================================================
Repurchase Agreement .. 1.6%
-----------------------------------------------------------------------------------------------
Lehman Brothers On-Line Repurchase
Agreement, 4.99%, dated 4/30/1997,
due 5/1/1997 (collateralized by $3,236,375
U.S. Treasury Bill, 7.87%, due 2/15/2021
(Cost $3,155,900)                                      3,155,900      3,155,900        1.6%
-----------------------------------------------------------------------------------------------
      Total Investments
      (Cost $172,528,555) 100.2%                                    200,117,899      100.2%

          P-I-C
        SMALL CAP.                  STATEMENT OF NET ASSETS
        PORTFOLIO                   as of April 30, 1997


====================================================================================
                                                                       Percentage of
OTHER ASSETS - 0.2%                                         Value       Net Assets
------------------------------------------------------------------------------------
Cash                                                   $         45
Receivables:
     Investment securities sold                             336,048
     Dividends and interest                                 105,507
Prepaid insurance                                             5,127
Deferred organization costs                                  15,042
Other assets                                                 13,254
------------------------------------------------------------------------------------
      Total assets                                          475,023          0.2%
====================================================================================
LIABILITIES - (0.4%)
------------------------------------------------------------------------------------
Payable for investment securities purchased                 600,732
Deferred Trustees' compensation (Note 3)                     11,407
Accrued expenses                                            177,064
------------------------------------------------------------------------------------
      Total liabilities                                     789,203         (0.4)%
====================================================================================
TOTAL NET ASSETS - 100.0%                              $199,803,719        100.0%
------------------------------------------------------------------------------------

*Non-income producing security.

P-I-C               STATEMENTS OF OPERATIONS
GROWTH              Six Months ended April 30, 1997
SMALL CAP.
PORTFOLIOS


                                                       GROWTH          SMALL CAP.
                                                      PORTFOLIO        PORTFOLIO
================================================================================
INVESTMENT INCOME
--------------------------------------------------------------------------------
Income:
--------------------------------------------------------------------------------
   Dividends                                         $ 391,766          $ 67,444
   Interest                                            150,714           525,400
--------------------------------------------------------------------------------
   Total income                                        542,480           592,844

================================================================================
Expenses:
--------------------------------------------------------------------------------
   Investment advisory fee (Note 3)                    471,376           858,350
   Administration fee (Note 3)                          58,922           107,294
   Accounting services fee                              34,267            43,941
   Custodian fee                                        16,326            32,828
   Audit fee                                            12,051             8,083
   Trustees' fees                                        8,480             8,480
   Miscellaneous                                         5,306             5,307
   Amortization of organization costs                    4,959             4,959
   Legal fees                                            2,480             3,696
--------------------------------------------------------------------------------
   Total expenses                                      614,167         1,072,938
   Less, reimbursement/waiver from
      Advisor (Note 3)                                 (24,947)                0
--------------------------------------------------------------------------------
   Net expenses                                        589,220         1,072,938

================================================================================
Net investment loss                                    (46,740)         (480,094)

================================================================================
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
--------------------------------------------------------------------------------

   Net realized gain from security
      transactions                                   6,138,825         3,925,861
   Change in net unrealized appreciation
      (depreciation) on investments                  2,833,494       (45,162,195)
--------------------------------------------------------------------------------
Net gain (loss) on investments                       8,972,319       (41,236,334)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                     $8,925,579      $(41,716,428)
--------------------------------------------------------------------------------


Unaudited. See Notes to Financial Statements.

P-I-C               STATEMENTS OF CHANGES IN NET ASSETS
GROWTH
SMALL CAP.
PORTFOLIOS

                                                                                                 SMALL CAP.
                                                   GROWTH PORTFOLIO                              PORTFOLIO
=======================================================================================================================
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
                                            Six Months             Year                 Six Months            Year
                                              ended               ended                   ended              ended
From operations:                          April 30, 1997       Oct. 31, 1996           Oct. 31, 1997      Oct. 31, 1996
-----------------------------------------------------------------------------------------------------------------------

  Net investment loss                     $     (46,740)         $     (34,806)      $    (480,094)      $  (1,037,169)
   Net realized gain from
      security transactions                   6,138,825             17,614,277           3,925,861          14,963,528
   Change in net unrealized
      appreciation (depreciation)
      on investments                          2,833,494            (28,383,014)        (45,162,195)         18,982,622
-----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
      net assets resulting from
      operations                              8,925,579            (10,803,543)        (41,716,428)         32,908,981
=======================================================================================================================
Transactions in Interests:
   Contributions by Holders                  10,553,110             19,462,190          58,928,644          57,035,094
   Withdrawals by Holders                   (14,562,634)          (122,401,366)        (18,709,173)        (18,975,416)
----------------------------------------------------------------------------------------------------------------------
   Net (decrease) increase
      in net assets from
      transactions in interests              (4,009,524)          (102,939,176)         40,219,471          38,059,678

=======================================================================================================================
Total increase (decrease) in net assets       4,916,055           (113,742,719)         (1,496,957)         70,968,659

=======================================================================================================================
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Beginning of period                         116,099,529            229,842,248         201,300,676         130,332,017
-----------------------------------------------------------------------------------------------------------------------
End of period                             $ 121,015,584          $ 116,099,529       $ 199,803,719       $ 201,300,676
-----------------------------------------------------------------------------------------------------------------------



Unaudited. See Notes to Financial Statements.

P-I-C               SELECTED RATIO DATA
GROWTH
SMALL CAP.
PORTFOLIOS


                                                                          GROWTH PORTFOLIO
====================================================================================================================================
                                        Six Months         Year          Year            Year             Year        June 11, 1992*
                                          ended           ended          ended           ended            ended           through
                                     April 30, 1997   Oct. 31, 1996   Oct. 31, 1995   Oct. 31, 1994    Oct. 31, 1993   Oct. 31, 1992
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:++
Operating expenses                        1.00%+            1.00%         1.00%           1.00%           1.00%          1.00%+
Net investment (loss) income              0.08%+           (0.04%)        0.08%           0.10%           0.17%          0.70%+
Portfolio turnover rate                  24.34%            64.09%        54.89%          68.26%          43.20%          7.42%
Average commission rate
   paid per share**                    $  0.0434         $  0.0440        -               -               -              -


*Commencement of operations.

++Net of expense reimbursements equivalent to 0.04%, 0.04%, 0.01%, 0.01%, 0.09% and 0.39% of average net assets, respectively.

+Annualized.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.


Unaudited. See Notes to Financial Statements.


                              SMALL CAP. PORTFOLIO
====================================================================================================================
                                     Six Months            Year             Year            Year      Sept. 30, 1993*
                                        ended             ended            ended           ended         through
                                   April 30, 1997     Oct. 31, 1996    Oct. 31, 1995   Oct. 31, 1994  Oct. 31, 1993
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:#
Operating expenses                      1.00%+             1.00%          1.00%            1.00%          1.00%+

Net investment (loss) income            (.45%)+            (.59%)         (.51%)           (.49%)         (.79%)+

Portfolio turnover rate                35.70%             53.11%         45.45%           63.89%          6.06%
Average commission rate
   paid per share**                 $  0.0311          $  0.0307          -                -              -


*Commencement of operations.

#Net of expense reimbursements equivalent to 0.00%, 0.01%, 0.07%, 0.10%, and 0.11% of average net assets, respectively.

+Annualized.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

P-I-C           NOTES TO FINANCIAL STATEMENTS
GROWTH
SMALL CAP.
PORTFOLIOS

================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------
      P-I-C Growth Portfolio was organized on December 11, 1991 and P-I-C Small Cap. Portfolio was organized on March 22, 1993 as separate trusts under the laws of the State of New York (each a "Portfolio" and collectively the "Portfolios"). The beneficial interests in each Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolios are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

B. Federal Income Taxes. Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

C. Deferred Organization Expense. Organization costs of the Portfolios are being amortized on a straight line basis over a period of sixty months. During the amortization period the proceeds of any redemption of the original Interests in a Portfolio by any Holder thereof will be reduced by a pro rata portion of any then unamortized organization costs based on the ratio of Interests redeemed to the total initial Interests outstanding prior to the redemption.

D. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

P-I-C           NOTES TO FINANCIAL STATEMENTS,
GROWTH          CONTINUED
SMALL CAP.
PORTFOLIOS

================================================================================

E. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
      Each Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolios. PIC and ICAC also provide management services necessary for the operations of the Portfolios and furnish office facilities.

      PIC receives from Growth and Small Cap. Portfolios an investment advisory fee at the annual rate of 0.80% of its average net assets from each of the Portfolios. In addition, PIC has voluntarily taken to limit the expenses of the Growth and Small Cap. Portfolios to 1.00% of its average net assets for each of the Portfolios.

      During the six months ended April 30, 1997, PIC waived its fees to the Growth Portfolio in the amount of $24,947.

      ICAC receives for its services a fee at the annual rate of 0.10% of the average net assets of the Portfolios. Fees paid to ICAC for the six months ended April 30, 1997 are stated on the respective Portfolios' Statement of Operations.

      On December 19, 1995, each Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan.

P-I-C           NOTES TO FINANCIAL STATEMENTS,
GROWTH          CONTINUED
SMALL CAP.
PORTFOLIOS

================================================================================
4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      The aggregate purchases and sales of investment securities, other than short-term obligations, for the six months ended April 30, 1997, were as follows:

                                   Purchases          Sales
                                   ---------          -----
      Growth Portfolio           $27,345,954       $36,955,499
      Small Cap. Portfolio        94,029,054        65,500,963

      The aggregate unrealized appreciation and depreciation of investment securities at April 30, 1997, based on costs for federal income tax purposes, were as follows:

                                      Tax             Gross             Gross
                                   Costs of        Unrealized        Unrealized
                                  Investments     Appreciation      Depreciation
                                  -----------     ------------      ------------
      Growth Portfolio          $ 90,980,668       $32,100,993       $ 1,194,510
      Small Cap. Portfolio       172,528,555        38,357,190        10,767,846

[P-I-C LOGO]   P-I-C
            GROWTH FUND                 TRUSTEES AND OFFICERS
     SMALL COMPANY GROWTH FUND
================================================================================
TRUSTEES AND OFFICERS - P-I-C INVESTMENT TRUST
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Jettie M. Edwards, Trustee
Bernard J. Johnson, Trustee
Jeffrey D. Lovell, Trustee
Wayne H. Smith, Trustee
Thad M. Brown, Vice President, Secretary and Treasurer


TRUSTEES AND OFFICERS - P-I-C PORTFOLIOS
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Bernard J. Johnson, Trustee Emeritus
Thad M. Brown, Vice President, Secretary and Treasurer


LEGAL COUNSEL - P-I-C INVESTMENT TRUST
--------------------------------------------------------------------------------
Shereff, Friedman, Hoffman & Goodman


LEGAL COUNSEL - P-I-C  PORTFOLIOS
--------------------------------------------------------------------------------
Paul, Hastings, Janofsky & Walker, LLP


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
McGladrey & Pullen, LLP







This report is intended for the information of shareholders of P-I-C Funds and should not be used as sales literature unless preceded or accompanied by a current prospectus.

----------------